UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21242
Nuveen Quality Preferred Income Fund 3
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 3 (JHP)
March 31, 2007

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 Par (or similar) Preferred Securities – 91.5% (61.7% of Total Investments)

	Automobiles – 0.1%

8,000	DaimlerChrysler AG (CORTS)	7.875%		Baa1	$199,920

	Capital Markets – 8.2%

21,206	Bear Stearns Capital Trust III	7.800%		A2	544,146
8,500	BNY Capital Trust V, Series F	5.950%		Aa3	211,310
60,300	Compass Capital Trust III	7.350%		A3	1,509,309
39,900	CSFB USA, Series 2002-10 (SATURNS)	7.000%		AA-	1,012,263
5,700	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		A1	137,199
7,700	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%		A1	184,492
5,300	Goldman Sachs Group Inc. (SATURNS)	5.750%		AA-	125,027
357,800	Lehman Brothers Holdings Capital Trust III, Series K	6.375%		A2	8,944,999
70,800	Merrill Lynch Preferred Capital Trust III	7.000%		A1	1,791,948
21,200	Merrill Lynch Preferred Capital Trust IV	7.120%		A1	539,752
84,400	Merrill Lynch Preferred Capital Trust V	7.280%		A1	2,183,428
41,900	Morgan Stanley (PPLUS)	7.050%		Aa3	1,055,461
80,100	Morgan Stanley Capital Trust II	7.250%		A1	2,037,744
176,623	Morgan Stanley Capital Trust III	6.250%		A1	4,396,146
75,700	Morgan Stanley Capital Trust VI	6.600%		A1	1,946,247
29,718	Morgan Stanley Capital Trust VII	6.600%		A1	752,163

	Total Capital Markets				27,371,634

	Commercial Banks – 14.0%

108,898	ABN AMRO Capital Trust Fund VII	6.080%		Aa3	2,739,874
38,300	ASBC Capital I	7.625%		A3	963,245
10,200	BAC Capital Trust VIII	6.000%		Aa2	253,980
3,800	BAC Capital Trust X	6.250%		Aa2	95,190
188,983	Banco Santander, 144A	6.800%		A+	4,783,632
8,700	Banco Santander, 144A	6.500%		Aa3	221,579
28,135	Banco Santander	6.410%		A2	716,317
3,800	BancorpSouth Capital Trust I	8.150%		Baa1	95,722
244,100	Banesto Holdings, Series A, 144A	10.500%		A2	7,384,025
33,200	Bank One Capital Trust VI	7.200%		Aa3	844,608
6,300	BankNorth Capital Trust II	8.000%		A1	158,445
29,400	Capital One Capital II Corporation	7.500%		Baa1	774,508
24,800	Chittenden Capital Trust I	8.000%		A3	622,728
40,500	Citizens Funding Trust I	7.500%		Baa1	1,049,205
44,500	Cobank ABC, 144A, (3)	7.000%		N/R	2,294,865
35,816	Fleet Capital Trust VIII	7.200%		Aa2	899,340
141,700	HSBC Finance Corporation	6.875%		AA-	3,610,516
162,100	KeyCorp Capital Trust IX	6.750%		A3	4,103,156
5,733	KeyCorp Capital Trust V	5.875%		A3	138,796
245,800	National City Capital Trust II	6.625%		A2	6,175,725
12,200	PNC Capital Trust	6.125%		A2	300,852
104,465	Royal Bank of Scotland Group PLC, Series N	6.350%		A1	2,670,125
16,100	USB Capital Trust XI	6.600%		Aa3	409,584
19,700	VNB Capital Trust I	7.750%		A3	501,562
51,000	Wells Fargo Capital Trust V	7.000%		Aa2	1,290,810
6,800	Wells Fargo Capital Trust VI	6.950%		Aa2	169,728
65,925	Wells Fargo Capital Trust VII	5.850%		Aa2	1,615,163
80,800	Zions Capital Trust B	8.000%		A3	2,056,360

	Total Commercial Banks				46,939,640

	Computers & Peripherals – 0.0%

2,900	IBM Inc., Trust Certificates, Series 2001-2	7.100%		A+	74,153

	Diversified Financial Services – 10.1%

59,100	Allied Capital Corporation	6.875%		BBB+	1,442,412
377,415	BAC Capital Trust XII	6.875%		Aa3	9,848,643
45,900	CIT Group Incorporated (CORTS)	7.750%		A3	1,200,744
10,100	Citigroup Capital XIV	6.875%		Aa2	263,913
55,729	Citigroup Capital XV	6.500%		Aa3	1,410,640
2,300	Citigroup, Series CIT (CORTS)	6.750%		A3	57,868
12,550	General Electric Capital Corporation	6.450%		AAA	328,936
108,000	General Electric Capital Corporation	6.050%		AAA	2,727,000
504,300	ING Group N.V.	7.200%		A1	12,834,433
142,900	ING Group N.V.	7.050%		A	3,618,228
6,300	Royal Bank of Scotland Public Limited Company, Series 2006Q	6.750%		A1	164,619

	Total Diversified Financial Services				33,897,436

	Diversified Telecommunication Services – 1.8%

25,000	AT&T Inc.	7.000%		A	635,000
179,200	AT&T Inc.	6.375%		A	4,513,600
3,300	BellSouth Capital Funding (CORTS)	7.100%		A	83,016
4,600	BellSouth Corporation (CORTS)	7.000%		Aa3	114,425
25,600	Verizon Communications (CORTS)	7.625%		A	659,072

	Total Diversified Telecommunication Services				6,005,113

	Electric Utilities – 2.8%

55,200	Entergy Louisiana LLC	7.600%		A-	1,388,280
203,447	Entergy Mississippi Inc.	7.250%		A-	5,175,692
23,800	FPL Group Capital Inc.	6.600%		A3	611,660
5,200	National Rural Utilities Cooperative Finance Corporation	7.400%		A3	132,340
2,300	National Rural Utilities Cooperative Finance Corporation	6.100%		A3	56,442
33,018	National Rural Utilities Cooperative Finance Corporation	5.950%		A3	781,206
34,400	PPL Energy Supply LLC	7.000%		BBB	897,627
8,900	Virginia Power Capital Trust	7.375%		Baa2	227,395

	Total Electric Utilities				9,270,642

	Food Products – 0.3%

11,000	Dairy Farmers of America Inc., 144A, (3)	7.875%		BBB-	1,147,782

	Industrial Conglomerates – 0.0%

1,400	General Electric Company, Series GE (CORTS)	6.800%		AAA	35,280

	Insurance – 19.8%

194,400	Ace Ltd., Series C	7.800%		Baa2	4,994,136
15,686	Aegon N.V.	6.875%		A-	413,797
404,738	Aegon N.V., (3)	6.375%		A-	10,450,334
10,800	AMBAC Financial Group Inc.	5.950%		AA	264,060
195,649	Arch Capital Group Limited	8.000%		Baa3	5,249,263
138,700	Delphi Financial Group, Inc.	8.000%		BBB	3,599,265
45,867	EverestRe Capital Trust II	6.200%		Baa1	1,100,808
294,716	EverestRe Group Limited	7.850%		Baa1	7,527,047
151,100	Financial Security Assurance Holdings	6.250%		AA	3,768,434
174,900	PartnerRe Limited, Series C	6.750%		BBB+	4,417,974
3,000	PartnerRe Limited, Series D	6.500%		BBB+	75,390
57,100	PLC Capital Trust III	7.500%		BBB+	1,443,488
46,400	PLC Capital Trust IV	7.250%		BBB+	1,166,496
4,500	PLC Capital Trust V	6.125%		BBB+	108,945
332,400	Protective Life Corporation	7.250%		BBB	8,622,456
53,244	Prudential PLC	6.750%		A-	1,371,033
3,000	RenaissanceRe Holdings Limited	6.600%		BBB	73,350
60,401	RenaissanceRe Holdings Limited, Series B	7.300%		BBB	1,534,185
6,500	Safeco Capital Trust IV (CORTS)	8.375%		Baa2	178,783
33,000	Safeco Corporation, Series 2001-7 (SATURNS)	8.250%		Baa2	844,140
7,000	W.R. Berkley Corporation	6.750%		BBB-	177,800
65,100	XL Capital Ltd, Series A	8.000%		BBB	1,648,332
294,200	XL Capital Ltd, Series B	7.625%		BBB	7,466,796

	Total Insurance				66,496,312

	Media – 5.1%

1,700	CBS Corporation	7.250%		BBB	42,789
75,000	CBS Corporation	6.750%		BBB	1,877,348
320,300	Comcast Corporation	7.000%		BBB+	8,287,763
15,400	Comcast Corporation	7.000%		BBB+	396,070
259,800	Viacom Inc.	6.850%		BBB	6,527,475

	Total Media				17,131,445

	Multi-Utilities – 0.1%

17,900	Dominion CNG Capital Trust I	7.800%		Baa2	455,197

	Oil, Gas & Consumable Fuels – 1.8%

195,200	Nexen Inc.	7.350%		Baa3	5,004,928
34,700	TransCanada Pipeline	8.250%		A3	906,017

	Total Oil, Gas & Consumable Fuels				5,910,945

	Pharmaceuticals – 0.1%

8,600	Bristol-Myers Squibb Company (CORTS)	6.250%		A+	213,280
4,300	Bristol-Myers Squibb Company Trust (CORTS)	6.800%		A+	108,919

	Total Pharmaceuticals				322,199

	Real Estate – 22.6%

10,700	AvalonBay Communities, Inc., Series H	8.700%		BBB	290,933
29,200	BRE Properties, Series C	6.750%		BBB-	734,380
8,029	BRE Properties, Series D	6.750%		BBB-	200,163
171,200	Developers Diversified Realty Corporation, Series G	8.000%		BBB-	4,358,752
32,000	Developers Diversified Realty Corporation, Series H	7.375%		BBB-	827,200
112,900	Duke Realty Corporation, Series L	6.600%		BBB	2,833,790
136,700	Duke Realty Corporation, Series N	7.250%		BBB	3,532,847
149,000	Duke-Weeks Realty Corporation	6.950%		BBB	3,769,700
20,800	Equity Residential Properties Trust, Series D	8.600%		BBB	522,288
221,571	First Industrial Realty Trust, Inc., Series C	8.625%		BBB-	5,637,874
144,300	First Industrial Realty Trust, Inc., Series J	7.250%		BBB-	3,659,448
247,207	HRPT Properties Trust, Series B	8.750%		BBB-	6,343,332
129,611	HRPT Properties Trust, Series C	7.125%		BBB-	3,350,444
21,000	New Plan Excel Realty Trust, Series D	7.800%		BBB-	1,045,407
36,300	New Plan Excel Realty Trust, Series E	7.625%		BBB-	908,226
17,500	Prologis Trust, Series G	6.750%		BBB	443,975
155,400	PS Business Parks, Inc.	7.000%		BBB-	3,909,864
120,000	PS Business Parks, Inc., Series L	7.600%		BBB-	3,072,000
115,500	Public Storage, Inc.	6.750%		BBB+	2,938,031
3,000	Public Storage, Inc.	7.125%		BBB+	76,170
16,500	Public Storage, Inc., Series F	6.450%		BBB+	409,200
194,262	Public Storage, Inc., Series K	7.250%		BBB+	5,081,175
32,500	Public Storage, Inc., Series M	6.625%		BBB+	806,406
17,000	Public Storage, Inc., Series V	7.500%		BBB+	428,740
77,300	Public Storage, Inc., Series Y	6.850%		BBB+	1,920,426
5,900	Realty Income Corporation	7.375%		BBB-	151,512
53,800	Realty Income Corporation, Series E	6.750%		BBB-	1,346,684
30,972	Regency Centers Corporation	7.450%		BBB-	782,353
84,500	Regency Centers Corporation	7.250%		BBB-	2,137,005
68,600	Simon Property Group, Inc., Series G	7.890%		BBB+	3,510,605
37,900	United Dominion Realty Trust	8.600%		BBB-	960,007
61,800	Vornado Realty Trust, Series G	6.625%		BBB-	1,536,348
7,500	Vornado Realty Trust, Series I	6.625%		BBB-	187,425
262,800	Wachovia Preferred Funding Corporation	7.250%		A2	7,292,700
39,900	Weingarten Realty Trust, Series E	6.950%		BBB+	1,011,465

	Total Real Estate				76,016,875

	Thrifts & Mortgage Finance – 3.5%

223,569	Countrywide Capital Trust IV	6.750%		BBB+	5,423,784
253,265	Countrywide Capital Trust V	7.000%		BBB+	6,204,993
3,300	Harris Preferred Capital Corporation, Series A	7.375%		A1	83,325

	Total Thrifts & Mortgage Finance				11,712,102

	Wireless Telecommunication Services – 1.2%

157,500	United States Cellular Corporation	8.750%		A-	4,057,200

	Total $25 Par (or similar) Preferred Securities (cost $303,995,010)				307,043,875

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds – 1.9% (1.3% of Total Investments)

	Capital Markets – 0.9%

$3,000	Mizuho JGB Investment	9.870%	6/30/48	BBB+	$3,158,403

	Commercial Banks – 0.4%

1,000	HT1 Funding, GmbH	6.352%	6/30/57	A1	1,411,314

	Insurance – 0.6%

2,000	AXA SA, 144A	6.463%	12/14/49	Baa1	1,960,968

$6,000	Total Corporate Bonds (cost $6,557,195)				6,530,685

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Preferred Securities – 48.3% (32.6% of Total Investments)

	Capital Markets – 7.1%

1,000	Bank of New York Capital I, Series B	7.970%	12/31/26	Aa3	$1,040,777
250	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	253,858
3,750	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	3,798,169
2,900	Dresdner Funding Trust I, 144A	8.151%	6/30/31	A-	3,461,341
2,000	First Hawaiian Capital Trust I, Series B	8.343%	7/01/27	A-	2,092,088
8,485	First Union Capital Trust II, Series A	7.950%	11/15/29	A1	10,281,723
700	MUFG Capital Finance 2	4.850%	7/25/56	A2	913,680
2,000	Washington Mutual Capital Trust I	8.375%	6/01/27	A3	2,088,206

	Total Capital Markets				23,929,842

	Commercial Banks – 26.6%

2,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	1,991,200
1,500	Abbey National Capital Trust I	8.963%	6/30/50	A+	2,007,378
1,900	AgFirst Farm Credit Bank	7.300%	12/15/53	N/R	1,895,482
1,500	BankBoston Capital Trust II, Series B	7.750%	12/15/26	Aa2	1,561,538
500	BanPonce Trust I, Series A	8.327%	2/01/27	A3	521,395
6,200	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	6,948,873
3,500	BBVA International Perferred SA, Unipersonal WI/DD, 144A	5.919%	10/18/49	A1	3,468,038
5,000	Capital One Capital IV Corporation	6.745%	2/17/37	Baa1	4,807,340
900	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	975,329
4,400	Den Norske Bank, 144A	7.729%	6/29/49	Aa3	4,778,545
500	Fifth Third Capital Trust IV	6.500%	4/15/37	A1	497,987
1,000	First Empire Capital Trust I	8.234%	2/01/27	Baa1	1,042,547
500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	527,215
6,200	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	6,272,360
1,430	HSBC USA Capital Trust II, 144A	8.380%	5/15/27	A	1,493,355
2,500	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A1	2,773,143
2,500	Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	2,503,433
4,000	North Fork Capital Trust I, Capital Securities	8.700%	12/15/26	Baa1	4,172,120
3,150	Peoples Heritage Capital Trust I, Series B	9.060%	2/01/27	A1	3,299,146
5,000	PNC Institutional Capital Trust B, 144A	8.315%	5/15/27	A2	5,220,310
1,000	Popular North American Capital Trust I	6.564%	9/15/34	A3	993,407
4,500	RBS Capital Trust B	6.800%	12/31/49	A1	4,517,960
3,300	Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	Baa2	3,405,188
2,500	St. George Funding Company LLC, 144A	8.485%	12/31/47	A3	2,615,490
2,660	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	Aa3	2,915,522
4,600	Union Planters Capital Trust A	8.200%	12/15/26	A2	4,781,392
7,000	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A2	7,669,375
5,600	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	Baa1	5,425,269

	Total Commercial Banks				89,080,337

	Diversified Financial Services – 4.1%

1,000	BNP Paribas Capital Trust	7.200%	12/31/49	A+	1,003,047
1,300	Fulton Capital Trust I	6.290%	2/01/36	A3	1,273,445
6,000	JPMorgan Chase Capital Trust XVIII	6.950%	8/17/36	Aa3	6,273,486
3,000	MM Community Funding Trust I Limited	8.030%	6/15/31	Aaa	3,354,000
1,800	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	1,876,500

	Total Diversified Financial Services				13,780,478

	Diversified Telecommunication Services – 1.8%

5	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	6,175,569

	Insurance – 5.0%

3,450	Ace Capital Trust II	9.700%	4/01/30	Baa1	4,602,062
2,600	Great West Life and Annuity Insurance Company	7.153%	5/16/46	A-	2,717,876
750	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	BBB	738,609
1,200	MetLife Inc.	6.400%	12/15/66	BBB+	1,175,502
400	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	473,586
2,400	Oil Insurance Limited, 144A	7.550%	12/30/49	Baa1	2,534,268
1,500	Prudential PLC	6.500%	6/29/49	A	1,505,562
2,000	XL Capital, Limited	6.500%	10/15/57	BBB	1,943,334
1,000	Zurich Capital Trust I, 144A	8.376%	6/01/37	A-	1,044,252

	Total Insurance				16,735,051

	Oil, Gas & Consumable Fuels – 0.9%

3,000	KN Capital Trust III	7.630%	4/15/28	Baa3	2,903,739

	Road & Rail – 0.8%

2,785	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	2,595,681

	Thrifts & Mortgage Finance – 2.0%

4,225	Dime Capital Trust I, Series A	9.330%	5/06/27	A3	4,434,691
2,400	Washington Mutual Preferred Funding Trust II	6.665%	3/15/57	Baa1	2,359,536

	Total Thrifts & Mortgage Finance				6,794,227

	Total Capital Preferred Securities (cost $163,683,835)				161,994,924

Shares	Description (1)				Value

	Investment Companies – 4.8% (3.2% of Total Investments)

45,544	Blackrock Preferred and Corporate Income Strategies Fund				$1,007,433
158,913	Blackrock Preferred Income Strategies Fund				3,311,747
148,936	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				3,321,273
220,977	Flaherty and Crumrine/Claymore Total Return Fund Inc.				4,938,836
148,386	John Hancock Preferred Income Fund III				3,426,233

	Total Investment Companies (cost $14,902,354)				16,005,522

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 1.7% (1.2% of Total Investments)

$5,672	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/07, repurchase price $5,674,786, collateralized by $5,730,000 U.S. Treasury Notes, 4.750%, due 2/15/10, value $5,787,300	4.900%	4/02/07		$5,672,470

	Total Short-Term Investments (cost $5,672,470)				5,672,470

	Total Investments (cost $494,810,864) – 148.2%				497,247,476

	Other Assets Less Liabilities – 1.3%				4,236,254

	Preferred Shares, at Liquidation Value – (49.5)%				(166,000,000)

	Net Assets Applicable to Common Shares – 100%				$335,483,730

Interest Rate Swaps outstanding at March 31, 2007:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)

Citigroup Inc.	$42,000,000	Receive	1-Month USD-LIBOR	3.255%	Monthly	2/06/08	$781,280
Citigroup Inc.	42,000,000	Receive	1-Month USD-LIBOR	3.815	Monthly	2/08/10	1,207,243
JPMorgan	21,000,000	Receive	1-Month USD-LIBOR	5.318	Monthly	5/06/07	58

							$1,988,581

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
Futures Contracts Outstanding at March 31, 2007:

					Unrealized
	Contract	Number of	Contract	Value at	Appreciation
Type	Position	Contracts	Expiration	March 31, 2007	(Depreciation)

U.S. Treasury Bonds	Long	496	6/07	$55,180,000	$(375,766)
U.S. 10-Year Treasury Notes	Long	851	6/07	92,014,375	(175,422)

					$(551,188)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Investment is eligible for the Dividends Received Deduction.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions.
At March 31, 2007, the cost of investments was $495,500,996.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$9,171,798
Depreciation	(7,425,318)

Net unrealized appreciation (depreciation) of investments	$1,746,480

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Quality Preferred Income Fund 3

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2007

*	Print the name and title of each signing officer under his or her signature.